UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)      (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:            (212) 632-6000

Date of fiscal year end:         12/31

Date of reporting period:      3/31/2009

FORM N-Q

Item 1. Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
March 31, 2009 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio
Common Stocks—96.8%
Alcohol & Tobacco—3.0%
Altria Group, Inc.	3,400	$54,468
Molson Coors Brewing Co., Class B	1,400	47,992
Reynolds American, Inc.	2,000	71,680
		174,140
Automotive—0.5%
The Goodyear Tire & Rubber Co. (a)	4,870	30,486

Banking—8.6%
Bank of New York Mellon Corp.	1,874	52,941
Hudson City Bancorp, Inc.	5,200	60,788
JPMorgan Chase & Co.	9,326	247,885
PNC Financial Services Group, Inc.	1,300	38,077
Wells Fargo & Co.	7,680	109,363
		509,054
Cable Television—2.2%
Comcast Corp., Class A	6,930	89,189
Time Warner Cable, Inc.	1,728	42,860
		132,049
Chemicals—1.3%
Air Products & Chemicals, Inc.	500	28,125
RPM International, Inc.	3,900	49,647
		77,772
Computer Software—2.1%
Microsoft Corp.	4,920	90,380
Oracle Corp.	2,000	36,140
		126,520
Consumer Products—2.4%
International Flavors & Fragrances, Inc.	1,300	39,598
The Procter & Gamble Co.	2,135	100,537
		140,135
Drugs—8.8%
Amgen, Inc. (a)	700	34,664
Merck & Co., Inc.	4,600	123,050
Pfizer, Inc.	13,894	189,236
Warner Chilcott, Ltd., Class A (a)	3,700	38,924
Wyeth	3,100	133,424
		519,298

Electric—3.9%
American Electric Power Co., Inc.	1,300	32,838
CMS Energy Corp.	2,900	34,336
Entergy Corp.	570	38,811
Exelon Corp.	760	34,497
FirstEnergy Corp.	780	30,108
PG&E Corp.	800	30,576
PPL Corp.	1,000	28,710
		229,876

Energy Exploration & Production—4.3%
Anadarko Petroleum Corp.	1,400	54,446
Apache Corp.	560	35,890
Devon Energy Corp.	1,355	60,555
EOG Resources, Inc.	600	32,856
Newfield Exploration Co. (a)	1,570	35,639
Occidental Petroleum Corp.	580	32,277
		251,663

Energy Integrated—12.7%
Chevron Corp.	2,961	199,098
ConocoPhillips	2,650	103,774
Exxon Mobil Corp.	5,756	391,983
Marathon Oil Corp.	1,920	50,477
		745,332

Financial Services—2.8%
Ameriprise Financial, Inc.	3,400	69,666
Prudential Financial, Inc.	1,800	34,236
The Goldman Sachs Group, Inc.	570	60,431
		164,333

Food & Beverages—1.8%
General Mills, Inc.	700	34,916
Kraft Foods, Inc., Class A	1,804	40,211
The J.M. Smucker Co.	800	29,816
		104,943

Forest & Paper Products—2.6%
Kimberly-Clark Corp.	679	31,309
Owens-Illinois, Inc. (a)	3,100	44,764
Pactiv Corp. (a)	1,800	26,262

Description	Shares	Value
Lazard U.S. Equity Value Portfolio (continued)
Sealed Air Corp.	3,600	$49,680
		152,015

Health Services—3.5%
Aetna, Inc.	3,600	87,588
Community Health Systems, Inc. (a)	2,000	30,680
WellPoint, Inc. (a)	2,250	85,433
		203,701

Insurance—4.8%
Everest Re Group, Ltd.	550	38,940
MetLife, Inc.	3,000	68,310
The Allstate Corp.	2,380	45,577
The Travelers Cos., Inc.	2,200	89,408
Willis Group Holdings, Ltd.	1,800	39,600
		281,835

Leisure & Entertainment—2.8%
The Walt Disney Co.	1,600	29,056
Time Warner, Inc.	3,833	73,983
Viacom, Inc., Class B (a)	3,400	59,092
		162,131

Manufacturing—7.0%
Deere & Co.	800	26,296
General Electric Co.	8,475	85,682
Goodrich Corp.	1,400	53,046
Honeywell International, Inc.	1,300	36,218
Parker Hannifin Corp.	1,000	33,980
Raytheon Co.	1,300	50,622
Rockwell Collins, Inc.	1,100	35,904
The Boeing Co.	1,500	53,370
United Technologies Corp.	910	39,112
		414,230

Medical Products—7.5%
AmerisourceBergen Corp.	900	29,394
Boston Scientific Corp. (a)	7,500	59,625
Covidien, Ltd.	1,100	36,564
Hospira, Inc. (a)	1,600	49,376
Johnson & Johnson	2,200	115,720
Medtronic, Inc.	2,600	76,622
Thermo Fisher Scientific, Inc. (a)	910	32,460
Zimmer Holdings, Inc. (a)	1,180	43,070
		442,831

Metals & Mining—1.3%
Freeport-McMoRan Copper & Gold, Inc.	1,000	38,110
Newmont Mining Corp.	800	35,808
		73,918

Real Estate—0.7%
Public Storage REIT	700	38,675

Retail—2.1%
Abercrombie & Fitch Co., Class A	1,300	30,940
CVS Caremark Corp.	2,200	60,478
Phillips-Van Heusen Corp.	1,400	31,752
		123,170

Semiconductors & Components—0.5%
Tyco Electronics, Ltd.	2,800	30,912

Technology Hardware—4.5%
Brocade Communications
Systems, Inc. (a)	15,700	54,165
Cisco Systems, Inc. (a)	1,800	30,186
Dell, Inc. (a)	3,800	36,024
Hewlett-Packard Co.	2,100	67,326
International Business Machines Corp.	510	49,414
Motorola, Inc.	6,640	28,087
		265,202

Telecommunications—5.1%
AT&T, Inc.	8,930	225,036
Verizon Communications, Inc.	2,559	77,282
		302,318

Total Common Stocks
(Identified cost $8,028,996)		5,696,539

Short-Term Investment—3.1%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $183,850) (b)	183,850	183,850

Description	Value
Lazard U.S. Equity Value Portfolio (concluded)
Total Investments—99.9%
(Identified cost $8,212,846) (c)	$5,880,389
Cash and Other Assets in Excess of Liabilities—0.1%	7,056
Net Assets—100.0%	$5,887,445

Description	Shares	Value
Lazard U.S. Strategic Equity Portfolio
Common Stocks—96.1%
Aerospace & Defense—1.3%
Raytheon Co.	18,400	$716,496

Alcohol & Tobacco—4.4%
Molson Coors Brewing Co., Class B	38,400	1,316,352
Reynolds American, Inc.	32,300	1,157,632
		2,473,984

Banking—5.3%
Hudson City Bancorp, Inc.	27,700	323,813
JPMorgan Chase & Co.	58,091	1,544,059
PNC Financial Services Group, Inc.	18,600	544,794
Wells Fargo & Co.	38,400	546,816
		2,959,482
Cable Television—3.1%
Comcast Corp., Class A	134,700	1,733,589

Chemicals—2.1%
Air Products & Chemicals, Inc.	20,600	1,158,750

Commercial Services—1.6%
Corrections Corp. of America (a)	25,800	330,498
Republic Services, Inc.	32,700	560,805
		891,303

Computer Software—6.9%
Google, Inc., Class A (a)	1,900	661,314
Microsoft Corp.	81,835	1,503,309
Oracle Corp.	54,100	977,587
Symantec Corp. (a)	50,200	749,988
		3,892,198

Consumer Products—1.0%
Mattel, Inc.	49,300	568,429

Drugs—5.3%
Gilead Sciences, Inc. (a)	8,900	412,248
Pfizer, Inc.	74,400	1,013,328
Wyeth	36,100	1,553,744
		2,979,320

Electric—1.4%
American Electric Power Co., Inc.	32,400	818,424

Energy Exploration & Production—4.5%
Apache Corp.	17,000	1,089,530
EOG Resources, Inc.	9,300	509,268
Occidental Petroleum Corp.	16,900	940,485
		2,539,283

Energy Integrated—6.9%
Chevron Corp.	13,300	894,292
Exxon Mobil Corp.	25,900	1,763,790
Hess Corp.	7,200	390,240
Marathon Oil Corp.	22,600	594,154
Massey Energy Co.	25,500	258,060
		3,900,536

Energy Services—1.0%
BJ Services Co.	58,570	582,771

Financial Services—2.9%
Ameriprise Financial, Inc.	33,600	688,464
The Charles Schwab Corp.	30,100	466,550
The Goldman Sachs Group, Inc.	4,300	455,886
		1,610,900

Food & Beverages—1.6%
The Coca-Cola Co.	20,600	905,370

Forest & Paper Products—1.4%
Kimberly-Clark Corp.	17,380	801,392

Health Services—1.3%
UnitedHealth Group, Inc.	36,300	759,759

Insurance—4.2%
Marsh & McLennan Cos., Inc.	23,400	473,850
PartnerRe, Ltd.	10,900	676,563
The Allstate Corp.	32,400	620,460
The Travelers Cos., Inc.	14,200	577,088
		2,347,961
Leisure & Entertainment—1.2%
Starbucks Corp. (a)	61,500	683,265

Manufacturing—6.2%
Deere & Co.	19,500	640,965

Description	Shares	Value
Lazard U.S. Strategic Equity Portfolio (concluded)
Dover Corp.	22,000	$580,360
Honeywell International, Inc.	39,493	1,100,275
Parker Hannifin Corp.	16,900	574,262
Pitney Bowes, Inc.	25,800	602,430
		3,498,292

Medical Products—6.4%
Johnson & Johnson	55,760	2,932,976
Medtronic, Inc.	23,200	683,704
		3,616,680

Metal & Glass Containers—1.8%
Ball Corp.	23,615	1,024,891

Real Estate—1.4%
Public Storage REIT	14,000	773,500

Retail—7.9%
CVS Caremark Corp.	28,200	775,218
Lowe's Cos., Inc.	17,300	315,725
The Gap, Inc.	72,300	939,177
The Kroger Co.	24,700	524,134
Tiffany & Co.	18,100	390,236
Wal-Mart Stores, Inc.	10,900	567,890
Walgreen Co.	35,400	918,984
		4,431,364

Semiconductors & Components—3.8%
Analog Devices, Inc.	30,400	585,808
Applied Materials, Inc.	80,900	869,675
Intel Corp.	44,800	674,240
		2,129,723

Technology—0.7%
eBay, Inc. (a)	29,800	374,288

Technology Hardware—7.0%
Cisco Systems, Inc. (a)	83,455	1,399,540
Hewlett-Packard Co.	27,700	888,062
International Business Machines Corp.	16,990	1,646,161
		3,933,763

Telecommunications—2.1%
Verizon Communications, Inc.	39,800	1,201,960

Transportation—1.4%
United Parcel Service, Inc., Class B	16,400	807,208

Total Common Stocks
(Identified cost $67,973,733)		54,114,881

Short-Term Investment—3.5%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $1,968,018) (b)	1,968,018	1,968,018

Total Investments—99.6%
(Identified cost $69,941,751) (c)		$56,082,899
Cash and Other Assets in Excess of Liabilities—0.4%		228,405

Net Assets—100.0%		$56,311,304

Description	Shares	Value
Lazard U.S. Mid Cap Equity Portfolio
Common Stocks—96.5%
Aerospace & Defense—1.6%
Spirit AeroSystems Holdings, Inc., Class A (a)	234,800	$2,340,956

Alcohol & Tobacco—2.1%
Molson Coors Brewing Co., Class B	88,500	3,033,780

Banking—3.1%
City National Corp.	46,100	1,556,797
Hudson City Bancorp, Inc.	154,200	1,802,598
PNC Financial Services Group, Inc.	37,200	1,089,588
		4,448,983

Cable Television—0.9%
DISH Network Corp., Class A (a)	120,100	1,334,311

Chemicals—2.9%
Air Products & Chemicals, Inc.	44,200	2,486,250
RPM International, Inc.	133,400	1,698,182
		4,184,432

Commercial Services—7.2%
Cintas Corp.	87,000	2,150,640
Corrections Corp. of America (a)	168,400	2,157,204
Monster Worldwide, Inc. (a)	161,700	1,317,855
NeuStar, Inc., Class A (a)	134,700	2,256,225
Republic Services, Inc.	148,800	2,551,920
		10,433,844

Computer Software—2.4%
Symantec Corp. (a)	230,900	3,449,646

Construction & Engineering—1.8%
Foster Wheeler AG (a)	151,900	2,653,693

Consumer Products—5.6%
Avon Products, Inc.	85,200	1,638,396
International Flavors & Fragrances, Inc.	52,100	1,586,966
Leggett & Platt, Inc.	201,600	2,618,784
Mattel, Inc.	192,700	2,221,831
		8,065,977

Drugs—2.9%
Forest Laboratories, Inc. (a)	76,100	1,671,156
Warner Chilcott, Ltd., Class A (a)	238,900	2,513,228
		4,184,384

Electric—4.0%
American Electric Power Co., Inc.	110,600	2,793,756
PPL Corp.	42,700	1,225,917
Wisconsin Energy Corp.	42,500	1,749,725
		5,769,398

Energy—1.2%
Covanta Holding Corp. (a)	135,400	1,772,386

Energy Exploration & Production—0.5%
Energen Corp.	27,200	792,336

Energy Integrated—3.0%
Hess Corp.	21,400	1,159,880
Holly Corp.	113,900	2,414,680
Massey Energy Co.	77,000	779,240
		4,353,800

Energy Services—3.8%
Patterson-UTI Energy, Inc.	124,400	1,114,624
Pride International, Inc. (a)	131,400	2,362,572
The Williams Cos., Inc.	179,400	2,041,572
		5,518,768

Financial Services—4.2%
Ameriprise Financial, Inc.	140,700	2,882,943
Federated Investors, Inc., Class B	47,200	1,050,672
Waddell & Reed Financial, Inc., Class A	122,500	2,213,575
		6,147,190

Food & Beverages—3.4%
McCormick & Co., Inc.	85,600	2,531,192
Sara Lee Corp.	128,900	1,041,512
The J.M. Smucker Co.	37,700	1,405,079
		4,977,783

Forest & Paper Products—3.1%
Bemis Co., Inc.	72,000	1,509,840
Packaging Corp. of America	228,800	2,978,976
		4,488,816

Description	Shares	Value
Lazard U.S. Mid Cap Equity Portfolio (concluded)
Health Services—2.0%
Omnicare, Inc.	120,600	$2,953,494

Insurance—5.0%
Marsh & McLennan Cos., Inc.	136,800	2,770,200
PartnerRe, Ltd.	29,200	1,812,444
RenaissanceRe Holdings, Ltd.	54,100	2,674,704
		7,257,348

Leisure & Entertainment—4.6%
Darden Restaurants, Inc.	33,000	1,130,580
Starbucks Corp. (a)	206,100	2,289,771
Viacom, Inc., Class B (a)	184,600	3,208,348
		6,628,699

Manufacturing—4.4%
Dover Corp.	60,900	1,606,542
Parker Hannifin Corp.	55,700	1,892,686
Pitney Bowes, Inc.	123,200	2,876,720
		6,375,948

Medical Products—7.3%
Hospira, Inc. (a)	113,200	3,493,352
Life Technologies Corp. (a)	67,881	2,204,775
Patterson Cos., Inc. (a)	117,200	2,210,392
Zimmer Holdings, Inc. (a)	74,000	2,701,000
		10,609,519

Metal & Glass Containers—1.8%
Ball Corp.	60,100	2,608,340

Real Estate—3.4%
Public Storage REIT	59,700	3,298,425
The St. Joe Co. (a)	97,100	1,625,454
		4,923,879

Retail—4.7%
Abercrombie & Fitch Co., Class A	127,700	3,039,260
J.C. Penney Co., Inc.	106,000	2,127,420
The Gap, Inc.	125,800	1,634,142
		6,800,822

Semiconductors & Components—5.1%
Agilent Technologies, Inc. (a)	156,700	2,408,479
Analog Devices, Inc.	143,500	2,765,245
Lam Research Corp. (a)	96,000	2,185,920
		7,359,644

Technology Hardware—4.5%
Ingram Micro, Inc., Class A (a)	221,900	2,804,816
Juniper Networks, Inc. (a)	105,000	1,581,300
Lexmark International, Inc., Class A (a)	46,700	787,829
NetApp, Inc. (a)	90,900	1,348,956
		6,522,901

Total Common Stocks
(Identified cost $184,123,854)		139,991,077

Short-Term Investment—3.0%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $4,402,419) (b)	4,402,419	4,402,419

Total Investments—99.5%
(Identified cost $188,526,273) (c)		$144,393,496
Cash and Other Assets in Excess of Liabilities—0.5%		673,850

Net Assets—100.0%		$145,067,346

Description	Shares	Value
Lazard U.S. Small-Mid Cap Equity Portfolio
Common Stocks—95.9%
Aerospace & Defense—1.1%
Spirit AeroSystems Holdings, Inc., Class A (a)	39,500	$393,815

Alcohol & Tobacco—1.7%
Molson Coors Brewing Co., Class B	19,000	651,320

Banking—4.7%
Bank of the Ozarks, Inc.	23,850	550,458
IBERIABANK Corp.	7,000	321,580
Prosperity Bancshares, Inc.	16,840	460,574
Wintrust Financial Corp.	36,000	442,800
		1,775,412
Chemicals—1.0%
FMC Corp.	8,800	379,632

Commercial Services—5.4%
Corrections Corp. of America (a)	51,400	658,434
DST Systems, Inc. (a)	10,400	360,048
Rollins, Inc.	22,800	391,020
Team, Inc. (a)	21,200	248,464
Waste Connections, Inc. (a)	14,875	382,288
		2,040,254
Computer Software—2.5%
Ariba, Inc. (a)	57,700	503,721
Informatica Corp. (a)	31,300	415,038
		918,759
Construction & Engineering—2.7%
Dycom Industries, Inc. (a)	86,900	503,151
Orion Marine Group, Inc. (a)	40,300	527,930
		1,031,081
Consumer Products—4.1%
International Flavors & Fragrances, Inc.	12,300	374,658
Mattel, Inc.	18,700	215,611
Matthews International Corp., Class A	18,300	527,223
Polaris Industries, Inc.	20,200	433,088
		1,550,580

Drugs—3.4%
Forest Laboratories, Inc. (a)	20,500	450,180
United Therapeutics Corp. (a)	5,850	386,627
Warner Chilcott, Ltd., Class A (a)	43,100	453,412
		1,290,219
Energy Exploration & Production—1.8%
Cabot Oil & Gas Corp.	12,300	289,911
Petrohawk Energy Corp. (a)	20,100	386,523
		676,434
Energy Services—2.4%
Helmerich & Payne, Inc.	14,500	330,165
Kinder Morgan Management LLC (a), (e)	107,325	0
Pride International, Inc. (a)	13,200	237,336
The Williams Cos., Inc.	28,100	319,778
		887,279
Financial Services—6.6%
Duff & Phelps Corp., Class A (a)	43,900	691,425
FTI Consulting, Inc. (a)	3,500	173,180
Jefferies Group, Inc.	36,400	502,320
Piper Jaffray Cos., Inc. (a)	20,900	539,011
Waddell & Reed Financial, Inc., Class A	32,550	588,178
		2,494,114
Food & Beverages—2.7%
American Italian Pasta Co., Class A (a)	10,400	362,024
McCormick & Co., Inc.	21,600	638,712
		1,000,736
Forest & Paper Products—1.5%
Bemis Co., Inc.	10,300	215,991
Rock-Tenn Co., Class A	12,500	338,125
		554,116
Gas Utilities—2.5%
Northwest Natural Gas Co.	9,000	390,780
South Jersey Industries, Inc.	15,500	542,500
		933,280
Health Services—2.6%
Magellan Health Services, Inc. (a)	16,000	583,040

Description	Shares	Value
Lazard U.S. Small-Mid Cap Equity Portfolio (continued)
Varian, Inc. (a)	16,100	$382,214
		965,254

Housing—2.8%
Beacon Roofing Supply, Inc. (a)	18,900	253,071
Lennar Corp., Class A	49,000	367,990
Trex Co., Inc. (a)	55,500	423,465
		1,044,526

Insurance—1.4%
Max Capital Group, Ltd.	29,474	508,132

Leisure & Entertainment—3.3%
Darden Restaurants, Inc.	10,300	352,878
Texas Roadhouse, Inc., Class A (a)	51,500	490,795
Viacom, Inc., Class B (a)	21,600	375,408
		1,219,081

Manufacturing—7.8%
Axsys Technologies, Inc. (a)	16,700	702,068
Dover Corp.	13,200	348,216
Kaman Corp.	26,000	326,040
Knoll, Inc.	32,450	198,918
Regal-Beloit Corp.	21,200	649,568
The Middleby Corp. (a)	21,700	703,731
		2,928,541

Medical Products—8.2%
American Medical Systems Holdings, Inc. (a)	36,500	406,975
Boston Scientific Corp. (a)	62,100	493,695
Hospira, Inc. (a)	24,600	759,156
Intuitive Surgical, Inc. (a)	6,850	653,216
Life Technologies Corp. (a)	12,200	396,256
Wright Medical Group, Inc. (a)	28,100	366,143
		3,075,441

Metals & Mining—2.2%
Freeport-McMoRan Copper & Gold, Inc.	4,800	182,928
Intrepid Potash, Inc. (a)	21,200	391,140
Reliance Steel & Aluminum Co.	10,200	268,566
		842,634

Real Estate—5.7%
Alexandria Real Estate Equities, Inc. REIT	17,000	618,800
Digital Realty Trust, Inc. REIT	15,900	527,562
LaSalle Hotel Properties REIT	33,200	193,888
Simon Property Group, Inc.	11,300	391,432
Tanger Factory Outlet Centers, Inc. REIT	6,185	190,869
The Macerich Co. REIT	34,200	214,092
		2,136,643

Retail—6.7%
American Eagle Outfitters, Inc.	50,700	620,568
Iconix Brand Group, Inc. (a)	74,500	659,325
The Children's Place Retail Stores, Inc. (a)	20,100	439,989
The Gap, Inc.	24,800	322,152
The Gymboree Corp. (a)	22,700	484,645
		2,526,679

Semiconductors & Components—4.0%
Analog Devices, Inc.	21,200	408,524
Applied Materials, Inc.	35,800	384,850
ON Semiconductor Corp. (a)	111,600	435,240
Plexus Corp. (a)	19,900	275,018
		1,503,632

Technology Hardware—4.6%
Blue Coat Systems, Inc. (a)	22,000	264,220
Brocade Communications Systems, Inc. (a)	71,700	247,365
Ingram Micro, Inc., Class A (a)	46,000	581,440
Polycom, Inc. (a)	40,300	620,217
		1,713,242

Telecommunications—0.7%
Starent Networks Corp. (a)	15,900	251,379

Transportation—1.8%
Continental Airlines, Inc., Class B (a)	33,500	295,135
Tidewater, Inc.	9,900	367,587
		662,722
Total Common Stocks
(Identified cost $43,017,043)		35,954,937

Description	Shares	Value
Lazard U.S. Small-Mid Cap Equity Portfolio (concluded)
Short-Term Investment—2.6%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $992,915) (b)	992,915	$992,915
Total Investments—98.5%
(Identified cost $44,009,958) (c)		$36,947,852
Cash and Other Assets in Excess of Liabilities—1.5%		562,205

Net Assets—100.0%		$37,510,057

Description	Shares	Value
Lazard International Equity Portfolio
Common Stocks—95.3%
Belgium—1.4%
Anheuser-Busch InBev NV	57,700	$1,593,292

Brazil—2.1%
Banco do Brasil SA	199,600	1,451,558
Companhia Vale do Rio Doce ADR	65,500	871,150
Total Brazil		2,322,708

Canada—2.4%
Telus Corp.	96,200	2,646,110

China—1.2%
Industrial and Commercial Bank of China, Ltd., Class H	2,598,300	1,344,863

Finland—2.5%
Nokia Oyj	239,220	2,800,603

France—13.5%
BNP Paribas	47,080	1,940,476
Bouygues SA	34,900	1,245,111
Carrefour SA (a)	31,500	1,227,616
GDF Suez	68,400	2,351,744
Groupe Danone	22,200	1,083,650
Sanofi-Aventis	58,347	3,274,301
Total SA	78,196	3,878,198
Total France		15,001,096

Germany—9.5%
Adidas AG	35,291	1,177,092
Allianz SE	30,000	2,527,297
Daimler AG	37,400	950,687
E.ON AG	87,240	2,428,352
Merck KGaA	13,200	1,165,027
Siemens AG	41,788	2,393,075
Total Germany		10,641,530

Greece—1.3%
OPAP SA	54,925	1,451,439

Ireland—1.3%
CRH PLC	65,821	1,415,732

Italy—3.0%
Atlantia SpA	53,800	813,627
Eni SpA	134,420	2,588,049
Total Italy		3,401,676

Japan—16.1%
Canon, Inc.	82,800	2,415,250
Daito Trust Construction Co., Ltd.	53,800	1,803,441
Hoya Corp.	80,600	1,595,469
Inpex Corp.	176	1,211,686
Japan Tobacco, Inc.	740	1,976,263
KDDI Corp.	359	1,694,047
Mitsubishi Corp.	97,600	1,298,605
Mitsubishi Estate Co., Ltd.	79,000	901,787
Olympus Corp.	58,900	963,278
Secom Co., Ltd.	49,500	1,832,340
T&D Holdings, Inc.	25,950	621,605
Tokio Marine Holdings, Inc.	24,400	602,408
Toyota Motor Corp.	33,500	1,074,438
Total Japan		17,990,617

Netherlands—1.0%
TNT NV	62,600	1,070,900

Russia—1.1%
LUKOIL Sponsored ADR	33,200	1,247,215

Singapore—2.0%
Singapore Telecommunications, Ltd.	1,308,600	2,178,278

Spain—1.0%
Banco Santander SA	168,662	1,159,663

Sweden—1.7%
Telefonaktiebolaget LM Ericsson, B Shares	227,040	1,844,974

Switzerland—10.9%
Nestle SA	68,060	2,303,796
Novartis AG	78,730	2,971,569
Roche Holding AG	26,400	3,624,574
Swisscom AG	2,522	707,586
UBS AG (a)	126,600	1,202,676
Zurich Financial Services AG	8,770	1,383,968
Total Switzerland		12,194,169

Turkey—1.5%
Turkcell Iletisim Hizmetleri AS ADR	133,200	1,637,028

Description	Shares	Value
Lazard International Equity Portfolio (concluded)
United Kingdom— 21.8%
BAE Systems PLC	387,600	$1,859,762
BG Group PLC	76,700	1,162,557
BP PLC	379,498	2,539,786
British American Tobacco PLC	50,960	1,179,984
Diageo PLC	1	11
GlaxoSmithKline PLC	123,450	1,922,190
HSBC Holdings PLC	295,300	1,671,696
Imperial Tobacco Group PLC	110,660	2,485,254
National Grid PLC	121,627	935,105
Prudential PLC	378,100	1,821,930
Reckitt Benckiser Group PLC	30,800	1,159,158
Tesco PLC	333,700	1,597,080
Unilever PLC	115,600	2,190,993
Vodafone Group PLC	2,171,383	3,793,412
Total United Kingdom		24,318,918

Total Common Stocks
(Identified cost $158,021,705)		106,260,811
Rights—0.5%
Ireland—0.4%
CRH PLC, 04/08/09 (a), (d)	19,348	421,574

United Kingdom—0.1%
HSBC Holdings PLC, 04/03/09 (a), (d)	68,250	138,079
Total Rights
(Identified cost $210,817)		559,653
Short-Term Investments—3.9%
Money Market Fund—3.3%
SSGA U.S. Treasury Money Market Fund, 0.00% (b)	3,668,686	3,668,686

	Principal
	Amount
Description	(000)	Value
Time Deposit—0.6%
State Street Euro Dollar Time
Deposit,
0.01%, 04/01/09	$608	608,246
Total Short-Term Investments
(Identified cost $4,276,931)		4,276,932
Total Investments—99.7%
(Identified cost $162,509,453) (c)		$111,097,396
Cash and Other Assets in Excess of Liabilities—0.3%		381,389

Net Assets—100.0%		$111,478,785

Description	Shares	Value
Lazard International Equity Select Portfolio
Common Stocks—99.6%
Belgium—1.7%
Anheuser-Busch InBev NV	4,615	$127,436

Brazil—2.0%
Petroleo Brasileiro SA ADR	2,130	64,901
Redecard SA	7,100	85,852
Total Brazil		150,753

Canada—4.3%
Barrick Gold Corp.	3,995	129,312
Telus Corp.	7,400	193,745
Total Canada		323,057

Finland—4.4%
Nokia Corp. Sponsored ADR	21,655	252,714
Sampo Oyj, A Shares	5,235	77,426
Total Finland		330,140

France—11.9%
BNP Paribas	3,430	141,373
GDF Suez Sponsored ADR	6,190	211,389
Sanofi-Aventis	5,565	312,295
Total SA Sponsored ADR	4,570	224,204
Total France		889,261

Germany—7.4%
Adidas AG Sponsored ADR	4,005	66,323
Allianz SE ADR	30,350	253,726
E.ON AG	5,415	150,728
Merck KGaA	910	80,316
Total Germany		551,093

Indonesia—1.7%
PT Telekomunikasi Indonesia Tbk Sponsored ADR	4,855	124,773

Italy—1.6%
Eni SpA Sponsored ADR	3,070	117,642

Japan—7.1%
Canon, Inc. Sponsored ADR	10,180	295,525
Hoya Corp. Sponsored ADR	8,045	158,567
Sumitomo Mitsui Financial Group, Inc. ADR	23,045	80,197
Total Japan		534,289

Netherlands—2.0%
Heineken NV ADR	7,985	112,988
Royal Dutch Shell PLC, A Shares	1,614	36,304
Total Netherlands		149,292

Russia—1.5%
LUKOIL Sponsored ADR	1,010	37,942
Mobile TeleSystems Sponsored ADR	2,375	71,060
Total Russia		109,002

Singapore—3.0%
Singapore Telecommunications, Ltd. ADR	13,495	224,692

Sweden—1.5%
Telefonaktiebolaget LM Ericsson Sponsored ADR	14,260	115,363

Switzerland—14.9%
Nestle SA Sponsored ADR	4,845	162,550
Novartis AG ADR	7,785	294,506
Roche Holding AG	2,855	391,976
Zurich Financial Services AG ADR	16,745	265,241
Total Switzerland		1,114,273

Turkey—1.7%
Turkcell Iletisim Hizmetleri AS ADR	10,505	129,106

United Kingdom—32.9%
BAE Systems PLC	53,437	256,399
Barclays PLC	35,100	74,878
BG Group PLC	7,525	114,058
BP PLC Sponsored ADR	4,645	186,265
British American Tobacco PLC Sponsored ADR	5,395	248,170
GlaxoSmithKline PLC Sponsored ADR	6,915	214,849
Imperial Tobacco Group PLC ADR	6,135	275,462
Prudential PLC	62,510	301,213
Reckitt Benckiser Group PLC	3,815	143,578
Tesco PLC Sponsored ADR	6,950	98,829
Unilever PLC Sponsored ADR	13,895	263,032

Description	Shares	Value
Lazard International Equity Select Portfolio (concluded)
Vodafone Group PLC Sponsored ADR	16,570	$288,649
Total United Kingdom		2,465,382
Total Common Stocks
(Identified cost $10,509,215)		7,455,554
Short-Term Investment—1.3%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $99,468) (b)	99,469	99,469
Total Investments—100.9%
(Identified cost $10,608,683) (c)		$7,555,023
Liabilities in Excess of Cash and Other Assets—(0.9)%		(66,501)

Net Assets—100.0%		$7,488,522

Description	Shares	Value
Lazard International Strategic Equity Portfolio
Common Stocks—97.7%
Belgium—1.1%
Anheuser-Busch InBev NV	82,700	$2,283,626

Canada—2.2%
Telus Corp.	174,600	4,802,608

China—3.8%
Hengan International Group Co., Ltd.	1,178,200	4,735,857
Industrial and Commercial Bank of China, Ltd., Class H	6,938,400	3,591,271
Total China		8,327,128

Egypt—3.9%
Eastern Tobacco	97,410	2,507,442
Egyptian Company for Mobile Services	226,710	5,935,869
Total Egypt		8,443,311

Finland—5.6%
Nokia Oyj	444,840	5,207,844
Sampo Oyj, A Shares	474,880	7,023,504
Total Finland		12,231,348

France—14.2%
BNP Paribas	66,400	2,736,781
Bouygues SA	118,240	4,218,393
GDF Suez	164,850	5,667,910
Sanofi-Aventis	113,000	6,341,302
Total SA	158,603	7,866,052
Vivendi	153,450	4,054,554
Total France		30,884,992

Germany—9.5%
Allianz SE	85,980	7,243,233
Daimler AG	137,900	3,505,342
E.ON AG	250,360	6,968,848
Wincor Nixdorf AG	62,580	2,840,192
Total Germany		20,557,615

Greece—2.6%
OPAP SA	210,230	5,555,503

India—1.4%
Idea Cellular, Ltd. (a)	3,117,000	3,114,330

Italy—3.2%
Prysmian SpA	252,380	2,512,972
Terna SpA	1,454,130	4,529,871
Total Italy		7,042,843

Japan—12.5%
Canon, Inc.	160,600	4,684,651
Daito Trust Construction Co., Ltd.	124,500	4,173,391
Inpex Corp.	554	3,814,057
Japan Tobacco, Inc.	1,508	4,027,304
Jupiter Telecommunications Co., Ltd.	4,080	2,714,889
Mitsubishi Estate Co., Ltd.	293,000	3,344,601
Secom Co., Ltd.	121,700	4,504,966
Total Japan		27,263,859

Russia—0.7%
Gazprom OAO Sponsored ADR	105,213	1,545,648

Singapore—2.5%
DBS Group Holdings, Ltd.	534,000	2,994,278
Olam International, Ltd.	2,518,000	2,420,790
Total Singapore		5,415,068

Switzerland—9.7%
Julius Baer Holding AG	81,432	1,997,689
Nestle SA	137,720	4,661,751
Novartis AG	184,877	6,977,961
Roche Holding AG	41,100	5,642,803
UBS AG (a)	196,990	1,871,368
Total Switzerland		21,151,572

United Kingdom—24.8%
BAE Systems PLC	955,715	4,585,661
British American Tobacco PLC	228,928	5,300,850
British Land Co. PLC	525,400	2,713,747
Cairn Energy PLC (a)	109,615	3,392,881
IG Group Holdings PLC	1,201,600	3,022,340
Imperial Tobacco Group PLC	198,064	4,448,214
Man Group PLC	1,234,350	3,874,562
Pearson PLC	325,510	3,268,224
Prudential PLC	417,700	2,012,748
Qinetiq Group PLC	1,901,360	3,602,377
Taylor Wimpey PLC	884,746	263,865
Tesco PLC	926,446	4,433,947
Unilever PLC	223,370	4,233,583
Vodafone Group PLC	4,179,275	7,301,206

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)
WPP PLC	277,370	$1,559,677
Total United Kingdom		54,013,882
Total Common Stocks
(Identified cost $297,340,490)		212,633,333
Short-Term Investment—0.3%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $530,247) (b)	530,247	530,247
Total Investments—98.0%
(Identified cost $297,870,737) (c)		$213,163,580
Cash and Other Assets in Excess of Liabilities—2.0%		4,380,739

Net Assets—100.0%		$217,544,319

Description	Shares	Value
Lazard International Small Cap Equity Portfolio
Common Stocks—95.9%
Australia—2.7%
ABC Learning Centres, Ltd. (a), (h)	766,737	$0
Fairfax Media, Ltd.	627,644	439,712
James Hardie Industries NV	234,800	688,544
Macquarie Infrastructure Group	586,518	601,518
Total Australia		1,729,774

Austria—1.6%
Andritz AG	31,990	983,928

Belgium—2.5%
Arseus NV	124,562	928,120
EVS Broadcast Equipment SA	20,804	683,099
Total Belgium		1,611,219

Finland—4.2%
KCI Konecranes Oyj	35,493	592,717
Sampo Oyj, A Shares	77,760	1,150,075
Vacon Oyj	37,340	893,285
Total Finland		2,636,077

France—5.2%
Neopost SA	17,337	1,343,435
Sechilienne-Sidec SA	29,782	944,437
Virbac SA	14,456	1,022,658
Total France		3,310,530

Germany—10.4%
Compugroup Holding AG (a)	234,109	1,396,293
CTS Eventim AG	42,199	1,229,386
Fielmann AG	16,089	991,709
Gerresheimer AG	28,619	523,219
Pfeiffer Vacuum Technology AG	12,603	745,524
SGL Carbon SE (a)	25,927	619,390
Wincor Nixdorf AG	22,965	1,042,266
Total Germany		6,547,787

Hong Kong—1.6%
Esprit Holdings, Ltd.	190,565	983,748

Ireland—2.8%
DCC PLC	83,320	1,262,359
Irish Life & Permanent PLC	336,562	494,433
Total Ireland		1,756,792

Isle Of Man—1.5%
Hansard Global PLC	412,452	958,345

Italy—3.4%
Ansaldo STS SpA	74,783	1,188,564
MARR SpA	143,990	974,334
Total Italy		2,162,898

Japan—25.8%
Amano Corp.	91,900	733,536
Asahi Pretec Corp.	76,800	1,156,054
Daito Trust Construction Co., Ltd.	33,000	1,106,200
Don Quijote Co., Ltd.	53,700	691,746
Hisamitsu Pharmaceutical Co., Inc.	18,100	559,051
JAFCO Co., Ltd.	41,300	746,216
JSR Corp.	63,300	746,349
Konami Corp.	71,100	1,068,292
Megane Top Co., Ltd.	84,240	856,558
Misumi Group, Inc.	62,500	755,649
Nomura Research Institute, Ltd.	40,000	626,405
Ohara, Inc.	72,300	642,356
Roland DG Corp.	62,100	753,717
Sankyo Co., Ltd.	15,300	662,249
Suruga Bank, Ltd.	129,300	1,064,837
Sysmex Corp.	41,900	1,335,762
T. Hasegawa Co., Ltd.	58,500	636,403
Unicharm Petcare Corp.	24,000	608,662
Union Tool Co.	32,900	696,533
USS Co., Ltd.	18,760	825,238
Total Japan		16,271,813

Netherlands—3.6%
Fugro NV	36,949	1,173,297
Koninklijke Ten Cate NV	29,090	502,238
SBM Offshore NV	44,661	593,902
Total Netherlands		2,269,437

Norway—3.7%
Kongsberg Gruppen ASA	25,180	975,032
ODIM ASA	154,180	665,897
TGS Nopec Geophysical Co. ASA (a)	92,000	718,576
Total Norway		2,359,505

Singapore—0.9%
Ezra Holdings, Ltd.	1,241,100	551,639

Description	Shares	Value
Lazard International Small Cap Equity Portfolio (concluded)
Spain—1.8%
Indra Sistemas SA	59,401	$1,145,128

Sweden—5.8%
Duni AB	187,260	657,264
Elekta AB, B Shares	91,680	921,629
Getinge AB, B Shares	60,310	584,027
Indutrade AB	88,720	909,708
Loomis AB, B Shares	80,540	621,083
Total Sweden		3,693,711

Switzerland—6.7%
Acino Holding AG	5,840	785,117
Bank Sarasin & Cie AG, B Shares	41,720	878,287
Burckhardt Compression Holding AG	6,763	629,612
Swissquote Group Holding SA	37,288	1,343,606
Tecan AG	21,700	580,201
Total Switzerland		4,216,823

United Kingdom—11.7%
Charter International PLC	130,210	852,628
Chemring Group PLC	39,400	1,068,694
Dignity PLC	120,157	924,303
Hampson Industries PLC	713,223	925,669
Healthcare Locums PLC	387,542	709,998
IG Group Holdings PLC	301,458	758,246
Intertek Group PLC	81,201	1,031,476
Sepura, Ltd.	1,036,634	475,482
Victrex PLC	84,885	616,469
Total United Kingdom		7,362,965
Total Common Stocks
(Identified cost $98,960,512)		60,552,119

Preferred Stock—1.1%
Germany—1.1%
Fuchs Petrolub AG
(Identified cost $1,279,228)	18,047	655,195
Short-Term Investment—2.2%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $1,384,943) (b)	1,384,943	1,384,943
Total Investments—99.2%
(Identified cost $101,624,683) (c)		$62,592,257
Cash and Other Assets in Excess of Liabilities—0.8%		529,080

Net Assets—100.0%		$63,121,337

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio
Common Stocks—88.2%
Argentina—1.6%
Tenaris SA ADR	3,810,500	$76,857,785

Brazil—9.8%
Banco do Brasil SA	18,859,700	137,154,064
Companhia de Concessoes Rodoviarias	7,096,100	63,780,013
Empresa Brasileira de Aeronautica SA ADR	2,812,708	37,324,635
Iochpe Maxion SA	585,033	2,335,340
JHSF Participacoes SA	13,319,700	8,612,803
Redecard SA	10,946,630	132,364,682
Souza Cruz SA	4,280,065	80,721,131
Total Brazil		462,292,668

China—0.7%
Shougang Concord International Enterprises Co., Ltd.	327,693,900	33,837,040

Egypt—3.1%
Eastern Tobacco	985,709	25,373,251
Egyptian Company for Mobile Services	1,827,579	47,850,860
Orascom Construction Industries	2,924,608	70,090,066
Total Egypt		143,314,177

Hungary—0.3%
OTP Bank Nyrt (a)	1,429,625	12,022,060

India—5.4%
Hero Honda Motors, Ltd.	1,777,355	37,687,782
Oil and Natural Gas Corp., Ltd.	10,594,633	163,399,650
Punjab National Bank, Ltd.	6,595,116	53,812,311
Total India		254,899,743

Indonesia—8.9%
PT Astra International Tbk	47,570,200	59,190,339
PT Bank Mandiri Tbk	657,162,100	124,907,025
PT Telekomunikasi Indonesia Tbk Sponsored ADR	7,102,323	182,529,701
PT United Tractors Tbk	91,535,951	53,549,209
Total Indonesia		420,176,274

Israel—3.7%
Bank Hapoalim BM (a)	27,364,346	50,001,123
Delek Automotive Systems, Ltd.	5,229,931	33,073,197
Israel Chemicals, Ltd.	10,963,811	90,072,485
Total Israel		173,146,805

Malaysia—1.3%
British American Tobacco Malaysia Berhad	2,507,000	31,341,255
PLUS Expressways Berhad	36,404,500	29,397,819
Total Malaysia		60,739,074

Mexico—6.2%
America Movil SAB de CV ADR, Series L	3,301,700	89,410,036
Desarrolladora Homex SA de CV ADR (a)	2,734,016	36,198,372
Fomento Economico Mexicano SAB de CV Sponsored ADR	3,204,365	80,782,041
Grupo Televisa SA Sponsored ADR	3,921,500	53,489,260
Kimberly-Clark de Mexico SAB de CV, Series A	10,355,065	33,612,841
Total Mexico		293,492,550

Pakistan—0.7%
Pakistan Petroleum, Ltd.	15,393,378	32,815,034

Philippines—3.4%
Philippine Long Distance
Telephone Co. Sponsored ADR	3,604,137	159,050,566

Russia—10.6%
Evraz Group SA GDR	395,858	3,269,787
LUKOIL Sponsored ADR	5,316,350	199,717,789
Mobile TeleSystems Sponsored ADR	4,909,052	146,878,836
Oriflame Cosmetics SA SDR	3,045,721	95,060,250
TNK-BP Holding	61,887,722	51,366,809
Vsmpo-Avisma Corp.	165,208	3,593,274
Total Russia		499,886,745

Singapore—0.5%
Cosco Corp. (Singapore), Ltd. ADR	8,976,786	23,070,340

South Africa—10.1%
Aquarius Platinum, Ltd.	41,889	123,212
Kumba Iron Ore, Ltd.	5,678,863	98,639,490
Massmart Holdings, Ltd.	4,233,225	31,148,771
Murray & Roberts Holdings, Ltd.	14,094,000	60,519,341
Nedbank Group, Ltd.	7,438,098	66,931,363

Description	Shares	Value
Lazard Emerging Markets Equity Portfolio (concluded)
Pretoria Portland Cement Co., Ltd.	20,518,467	$68,171,283
Sanlam, Ltd.	45,168,926	80,547,074
Steinhoff International Holdings, Ltd.	17,958,316	19,137,640
Truworths International, Ltd.	15,142,840	51,435,938
Total South Africa		476,654,112

South Korea—9.4%
Amorepacific Corp.	85,175	37,599,146
Hite Brewery Co., Ltd.	624,594	62,035,557
KB Financial Group, Inc.	3,390,559	81,838,742
NHN Corp. (a)	361,250	39,700,724
Samsung Electronics Co., Ltd.	193,325	79,845,399
Shinhan Financial Group Co., Ltd.	3,248,526	58,315,163
Woongjin Coway Co., Ltd.	3,703,160	80,331,584
Total South Korea		439,666,315

Taiwan—4.9%
Advanced Semiconductor
Engineering, Inc.	91,392,361	44,554,843
Advantech Co., Ltd.	1	1
Hon Hai Precision Industry Co., Ltd.	25,191,793	57,149,833
HTC Corp.	5,066,000	62,716,898
Taiwan Semiconductor Manufacturing Co., Ltd.	42,542,754	64,780,141
Total Taiwan		229,201,716

Thailand—0.7%
Banpu Public Co., Ltd.	5,111,000	31,227,147

Turkey—6.9%
Akbank TAS	19,450,328	57,217,888
Ford Otomotiv Sanayi AS	8,076,986	22,140,511
Turkcell Iletisim Hizmetleri AS	33,653,183	164,739,571
Turkiye Is Bankasi AS, C Shares	34,770,072	78,412,028
Total Turkey		322,509,998
Total Common Stocks
(Identified cost $6,223,985,552)		4,144,860,149

Preferred Stocks—4.4%
Brazil—4.4%
AES Tiete SA	5,747,402	43,605,680
Companhia Vale do Rio Doce, A Shares	5,621,812	64,827,447
Eletropaulo Metropolitana SA, B Shares	2,134,000	30,035,607
Klabin SA	10,373,730	12,744,964
Suzano Papel e Celulose SA	6,546,305	29,630,866
Tam SA Sponsored ADR	3,900,480	21,452,640
Usinas Siderurgicas de Minas Gerais SA, A Shares	302,800	3,850,674
Total Brazil		206,147,878
Total Preferred Stocks
(Identified cost $409,925,497)		206,147,878
Short-Term Investments—6.0%
Money Market Fund—3.8%
SSGA U.S. Treasury Money Market Fund, 0.00% (b)	180,001,797	180,001,797

	Principal
	Amount
Description	(000)	Value

Time Deposit—2.2%
State Street Euro Dollar Time Deposit,
0.01%, 04/01/09	$101,085	101,085,285
Total Short-Term Investments
(Identified cost $281,087,081)		281,087,082
Total Investments—98.6%
(Identified cost $6,914,998,130) (c)		$4,632,095,109
Cash and Other Assets in Excess of Liabilities—1.4%		65,614,148

Net Assets—100.0%		$4,697,709,257

Description	Shares	Value
Lazard Developing Markets Equity Portfolio
Common Stocks—94.3%

Brazil—15.3%
Banco Bradesco SA Sponsored ADR	13,201	$130,690
Companhia Vale do Rio Doce ADR	8,440	112,252
Cyrela Brazil Realty SA	28,250	111,794
Empresa Brasileira de Aeronautica SA ADR	7,424	98,516
Itau Unibanco Banco Multiplo SA Sponsored ADR	9,430	103,636
Lojas Renner SA	15,000	92,144
Net Servicos de Comunicacao SA ADR	18,210	132,022
Ultrapar Participacoes SA Sponsored ADR	5,809	136,860
Votorantim Celulose e Papel SA Sponsored ADR (a)	14,110	61,802
Total Brazil		979,716

Chile—1.4%
Lan Airlines SA Sponsored ADR	10,372	86,710

China—11.1%
Anta Sports Products, Ltd.	238,000	156,631
China Construction Bank Corp.	219,700	124,767
China Medical Technologies, Inc. Sponsored ADR	8,667	119,345
China Merchants Bank Co., Ltd., Class H	98,000	170,531
China Mobile, Ltd. Sponsored ADR	1,727	75,159
Suntech Power Holdings Co., Ltd. ADR (a)	5,376	62,845
Total China		709,278

Columbia—1.7%
Bancolombia SA Sponsored ADR	5,565	108,351

Egypt—1.4%
Commercial International Bank Sponsored GDR	15,873	88,889

Hong Kong—3.6%
AAC Acoustic Technologies Holdings, Inc.	250,000	117,710
China State Construction International Holdings, Ltd.	654,000	112,931
Total Hong Kong		230,641

India—5.0%
HDFC Bank, Ltd. ADR	2,135	$130,086
Infosys Technologies, Ltd. Sponsored ADR	1,742	46,389
Larsen & Toubro, Ltd. GDR	4,856	63,171
Rolta India, Ltd. Sponsored GDR	71,100	80,651
Total India		320,297

Indonesia—3.3%
PT Bank Rakyat Indonesia	308,400	112,220
PT Perusahaan Gas Negara	538,200	100,971
Total Indonesia		213,191

Kazakhstan—1.9%
KazMunaiGas Exploration Production GDR	6,344	94,403
Zhaikmunai LP GDR (a)	15,357	30,714
Total Kazakhstan		125,117

Luxembourg—1.8%
Millicom International Cellular SA	3,153	116,787

Mexico—3.8%
Corporacion GEO SAB de CV Series B (a)	128,826	130,054
Grupo Financiero Banorte SAB de CV	83,552	110,832
Total Mexico		240,886

Netherlands—0.7%
Efes Breweries International NV GDR (a)	9,672	45,942

Pakistan—3.1%
Oil & Gas Development Co., Ltd.	224,180	198,321

Peru—2.3%
Credicorp, Ltd.	3,105	145,438

Philippines—0.9%
SM Investments Corp.	13,350	54,902

Russia—14.1%
Eurasia Drilling Co., Ltd. GDR (f)	18,559	65,884
Gazprom OAO Sponsored ADR	8,060	119,691
NovaTek OAO Sponsored GDR	5,780	132,262
OAO TMK GDR	11,219	53,622
Rosneft Oil Co. GDR	28,675	123,016

Description	Shares	Value
Lazard Developing Markets Equity Portfolio (concluded)
Sberbank	61,910	$38,727
Uralkali Sponsored GDR	11,435	133,209
Vimpel-Communications Sponsored ADR	15,726	102,848
X5 Retail Group NV GDR (a)	13,460	134,896
Total Russia		904,155

South Africa—9.9%
Barloworld, Ltd.	15,000	50,714
Exxaro Resources, Ltd. Sponsored ADR	12,190	88,743
Gold Fields, Ltd. Sponsored ADR	5,029	57,029
MTN Group, Ltd. Sponsored ADR	9,955	114,482
Murray & Roberts Holdings, Ltd.	22,505	96,636
Sasol, Ltd. Sponsored ADR	3,042	88,066
Standard Bank Group, Ltd.	16,185	136,348
Total South Africa		632,018

South Korea—3.3%
Hyundai Development Co.	3,850	94,429
Samsung Engineering Co., Ltd.	2,800	117,856
Total South Korea		212,285

Taiwan—1.7%
Wistron Corp. GDR	10,275	110,743

Thailand—0.9%
PTT Exploration & Production PCL	22,000	59,397

Turkey—3.6%
BIM Birlesik Magazalar AS	4,850	103,371
Turkiye Garanti Bankasi AS ADR	87,900	124,760
Total Turkey		228,131

United Kingdom—2.2%
Cairn Energy PLC (a)	4,610	142,692

United States—1.3%
NII Holdings, Inc. (a)	5,722	85,830

Total Common Stocks
(Identified cost $7,486,860)		6,039,717

Preferred Stock—1.2%
Brazil—1.2%
Gerdau SA Sponsored ADR
(Identified cost $117,651)	14,020	76,689
Short-Term Investment—2.6%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $169,457) (b)	169,457	$169,457
Total Investments—98.1%
(Identified cost $7,773,968) (c)		$6,285,863
Cash and Other Assets in Excess of Liabilities—1.9%		122,643

Net Assets—100.0%		$6,408,506

	Principal
	Amount
Description	(000)	Value
Lazard U.S. High Yield Portfolio
Corporate Bonds—91.5%

Aerospace & Defense—2.6%
BE Aerospace, Inc.,
8.50%, 07/01/18	$525	$437,719
Bombardier, Inc.,
8.00%, 11/15/14 (f)	550	402,875
L-3 Communications Corp.,
7.625%, 06/15/12	600	602,250
		1,442,844

Automotive—0.8%
ArvinMeritor, Inc.,
8.125%, 09/15/15	215	70,950
Ford Motor Credit Co.,
7.00%, 10/01/13	400	267,465
GMAC LLC,
6.75%, 12/01/14 (f)	165	95,888
Venture Holdings Co. LLC,
12.00%, 06/01/09 (a), (g)	2,840	284
		434,587

Building Materials—2.4%
General Cable Corp.,
7.125%, 04/01/17	439	359,980
Legrand SA,
8.50%, 02/15/25	925	778,994
USG Corp.,
9.25%, 01/15/18	325	198,250
		1,337,224

Cable Television—7.0%
Cablevision Systems Corp.,
8.00%, 04/15/12	725	705,062
DirecTV Holdings LLC:
6.375%, 06/15/15	400	377,000
8.375%, 03/15/13	450	455,063
EchoStar DBS Corp.,
6.625%, 10/01/14	810	724,950
Kabel Deutschland GmbH,
10.625%, 07/01/14	350	353,500
Mediacom Broadband LLC,
8.50%, 10/15/15	475	427,500
Videotron Ltee,
6.875%, 01/15/14	525	496,125
Virgin Media Finance PLC,
9.125%, 08/15/16	425	395,250
		3,934,450

Chemicals—2.5%
Momentive Performance Materials, Inc.,
9.75%, 12/01/14	275	81,125
Mosaic Global Holdings, Inc.,
7.30%, 01/15/28	775	581,250
Nalco Co.,
7.75%, 11/15/11	525	517,125
NOVA Chemicals Corp.,
6.50%, 01/15/12	262	227,940
		1,407,440

Computer Services—0.7%
SunGard Data Systems, Inc.,
10.25%, 08/15/15	524	366,800

Diversified—3.1%
Leucadia National Corp.,
7.00%, 08/15/13	950	779,000
SPX Corp.,
7.625%, 12/15/14	535	513,600
Tyco International Finance SA,
6.875%, 01/15/21	575	480,799
		1,773,399

Drugs—0.7%
Elan Finance PLC,
7.75%, 11/15/11	500	420,000

Electric Generation—3.6%
AES Corp.,
7.75%, 03/01/14	500	447,500
Edison Mission Energy,
7.50%, 06/15/13	675	533,250
NRG Energy, Inc.,
7.375%, 01/15/17	600	558,000
Reliant Energy, Inc.,
6.75%, 12/15/14	525	483,000
		2,021,750

	Principal
	Amount
Description	(000)	Value
Lazard U.S. High Yield Portfolio (continued)
Electric Integrated—1.2%
CMS Energy Corp.,
8.50%, 04/15/11	$525	$527,790
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/01/15	350	175,000
		702,790

Electronics—0.2%
Freescale Semiconductor, Inc.,
8.875%, 12/15/14	225	47,250
NXP BV,
7.875%, 10/15/14	250	58,125
		105,375

Energy Exploration & Production—5.4%
Chesapeake Energy Corp.,
6.375%, 06/15/15	550	463,375
Compagnie Generale de Geophysique,
7.50%, 05/15/15	750	592,500
Nabors Industries, Inc.,
9.25%, 01/15/19 (f)	600	568,937
OPTI Canada, Inc.,
8.25%, 12/15/14	325	145,438
PetroHawk Energy Corp.,
9.125%, 07/15/13	600	576,000
Plains Exploration & Production Co.,
7.75%, 06/15/15	575	494,500
Seitel, Inc.,
9.75%, 02/15/14	525	232,312
		3,073,062

Energy Integrated—0.4%
Verasun Energy Corp.,
9.875%, 12/15/12 (g)	250	240,000

Energy Services—1.6%
Pride International, Inc.,
7.375%, 07/15/14	525	517,125
Tesoro Corp.,
6.50%, 06/01/17	525	396,375
		913,500

Environmental—1.2%
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	679,913

Financial Services—0.0%
Finance One PLC,
0.00%, 01/03/10 (a), (g), (h)	20,000	0
Morgan Guarantee Trust,
0.00%, 07/31/09 (a), (g), (h)	10,569	0
		0

Food & Beverages—3.8%
Constellation Brands, Inc.,
7.25%, 05/15/17	500	475,000
Dean Foods Co.,
7.00%, 06/01/16	800	760,000
NBTY, Inc.,
7.125%, 10/01/15	475	387,125
Stater Brothers Holdings, Inc.,
8.125%, 06/15/12	525	517,125
		2,139,250

Forest & Paper Products—2.7%
Georgia-Pacific Corp.:
8.125%, 05/15/11	300	298,125
9.50%, 12/01/11	500	499,375
International Paper Co.,
7.40%, 06/15/14	400	329,978
Smurfit Capital Funding PLC,
7.50%, 11/20/25	750	423,750
		1,551,228

Gaming—1.3%
Mandalay Resorts Group,
9.375%, 02/15/10	835	154,475
Mohegan Tribal Gaming Authority,
7.125%, 08/15/14	300	84,000
Wynn Las Vegas LLC,
6.625%, 12/01/14	635	479,425
		717,900

	Principal
	Amount
Description	(000)	Value
Lazard U.S. High Yield Portfolio (continued)
Gas Distribution—5.5%
Copano Energy LLC,
7.75%, 06/01/18 (f)	$700	$556,500
El Paso Corp.,
7.00%, 06/15/17	650	553,593
Ferrellgas Partners LP,
8.75%, 06/15/12	684	574,560
Inergy LP,
8.75%, 03/01/15 (f)	525	506,625
Kinder Morgan, Inc.,
6.50%, 09/01/12	425	396,312
The Williams Cos., Inc.,
8.75%, 03/15/32	550	499,125
		3,086,715

Health Services—9.0%
Biomet, Inc.,
10.00%, 10/15/17	425	420,750
Community Health Systems, Inc.,
8.875%, 07/15/15	600	567,000
DaVita, Inc.,
6.625%, 03/15/13	575	557,750
Fresenius US Finance II, Inc.,
9.00%, 07/15/15 (f)	525	546,000
HCA, Inc.,
9.25%, 11/15/16	675	614,250
Health Management Associates, Inc.,
6.125%, 04/15/16	500	408,750
HealthSouth Corp.,
10.75%, 06/15/16	515	504,700
Senior Housing Properties Trust,
7.875%, 04/15/15	179	146,780
Service Corp. International,
6.75%, 04/01/16	500	435,000
Tenet Healthcare Corp.,
7.375%, 02/01/13	500	397,500
The Cooper Cos., Inc.,
7.125%, 02/15/15	525	473,813
		5,072,293

Hotels—1.8%
Felcor Lodging LP,
9.00%, 06/01/11	575	345,000
Host Hotels & Resorts, Inc.,
7.125%, 11/01/13	850	686,375
		1,031,375

Leisure & Entertainment—1.9%
AMC Entertainment, Inc.,
8.00%, 03/01/14	172	141,040
Royal Caribbean Cruises, Ltd.:
7.25%, 06/15/16	300	141,000
8.00%, 05/15/10	400	340,000
Speedway Motorsports, Inc.,
6.75%, 06/01/13	525	439,688
		1,061,728

Machinery—0.8%
Case New Holland, Inc.,
7.125%, 03/01/14	650	477,750

Media—2.3%
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	600	378,000
ION Media Networks, Inc.,
11.00%, 07/31/13 (a)	25	12
Lamar Media Corp.,
7.25%, 01/01/13	600	516,750
Viacom, Inc.,
6.25%, 04/30/16	450	395,074
		1,289,836

Metals & Mining—4.0%
Arch Western Finance LLC,
6.75%, 07/01/13	525	480,375
Century Aluminum Co.,
7.50%, 08/15/14	225	96,750
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/15	650	622,375
8.375%, 04/01/17	100	93,500
Massey Energy Co.,
6.875%, 12/15/13	550	478,500
Peabody Energy Corp.,
6.875%, 03/15/13	500	487,500
		2,259,000

	Principal
	Amount
Description	(000)	Value
Lazard U.S. High Yield Portfolio (continued)
Packaging—0.8%
Owens-Brockway Glass Container, Inc.,
8.25%, 05/15/13	$425	$427,125

Printing & Publishing—0.7%
Deluxe Corp.,
7.375%, 06/01/15	525	388,500

Real Estate—1.6%
AMR Real Estate Partners LP:
7.125%, 02/15/13	500	397,500
8.125%, 06/01/12	350	297,500
Forest City Enterprises, Inc.,
7.625%, 06/01/15	475	204,250
		899,250

Retail—1.8%
AutoNation, Inc.,
7.00%, 04/15/14	650	575,250
Saks, Inc.,
9.875%, 10/01/11	585	427,050
		1,002,300

Steel-Producers—2.1%
AK Steel Corp.,
7.75%, 06/15/12	625	490,625
Steel Dynamics, Inc.,
7.375%, 11/01/12	540	421,200
United States Steel Corp.,
6.05%, 06/01/17	475	293,894
		1,205,719

Support Services—6.1%
ARAMARK Corp.,
8.50%, 02/01/15	600	552,000
Avis Budget Car Rental LLC:
7.625%, 05/15/14	640	160,000
7.75%, 05/15/16	110	27,500
Corrections Corp. of America,
6.25%, 03/15/13	425	406,937
Expedia, Inc.,
8.50%, 07/01/16 (f)	375	318,750
Hertz Corp.,
8.875%, 01/01/14	650	394,063
Iron Mountain, Inc.,
8.625%, 04/01/13	600	600,000
Ticketmaster Entertainment, Inc.,
10.75%, 07/28/16 (f)	350	238,000
United Rentals North America, Inc.,
6.50%, 02/15/12	625	500,000
West Corp.,
11.00%, 10/15/16	350	232,750
		3,430,000

Telecommunications—9.7%
American Tower Corp.,
7.125%, 10/15/12	400	402,000
Citizens Communications Co.,
6.25%, 01/15/13	1,000	906,250
Crown Castle International Corp.,
9.00%, 01/15/15	575	576,437
Intelsat Bermuda, Ltd.,
11.25%, 06/15/16	350	339,500
Intelsat Corp.,
9.25%, 08/15/14 (f)	125	117,500
Level 3 Financing, Inc.,
9.25%, 11/01/14	650	448,500
Qwest Corp.,
7.875%, 09/01/11	800	788,000
Rogers Wireless Communications, Inc.,
9.625%, 05/01/11	1,000	1,041,280
Sprint Capital Corp.,
6.90%, 05/01/19	575	405,375
Windstream Corp.,
8.625%, 08/01/16	475	466,688
		5,491,530

Transportation—2.2%
Kansas City Southern Railway,
13.00%, 12/15/13	500	510,000
Stena AB,
7.50%, 11/01/13	975	731,250
		1,241,250

Total Corporate Bonds
(Identified cost $63,487,746)		51,625,883

Description	Shares	Value
Lazard U.S. High Yield Portfolio (concluded)
Preferred Stock—0.0%
Media—0.0%
ION Media Networks, Inc.,
12.00%, 08/31/13
(Identified cost $1,551)	1	$256
Warrants—0.0%
Cable Television—0.0%
Ono Finance PLC:
05/31/09 (a), (d), (f)	500	5
03/16/11 (a), (d), (f)	470	5
		10
Total Warrants
(Identified cost $64,841)		10
Short-Term Investment—5.2%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $2,921,931) (b)	2,921,931	2,921,931
Total Investments—96.7%
(Identified cost $66,476,069) (c)		$54,548,080
Cash and Other Assets in Excess of Liabilities—3.3%		1,879,352
Net Assets—100.0%		$56,427,432

Description	Shares	Value
Lazard Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Funds—83.7%
First Trust ISE-Revere Natural Gas Index Fund	408,700	$4,066,565
iShares iBoxx $ High Yield Corporate Bond Fund	85,000	5,763,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	96,000	9,035,520
iShares MSCI All Country Asia ex-Japan Index Fund	124,500	4,143,360
iShares MSCI Brazil Index Fund	93,400	3,518,378
iShares S&P Global Consumer Staples Index Fund	82,900	3,457,759
iShares S&P Global Healthcare Sector Index Fund	90,600	3,606,786
iShares S&P Global Materials Index Fund	105,300	3,922,425
iShares S&P National Municipal Bond Fund	82,300	8,204,487
Market Vectors Agribusiness ETF	138,000	3,906,780
Market Vectors Global Alternative Energy ETF	189,000	3,485,160
Market Vectors Steel Index Fund	151,700	4,164,165
PowerShares Dynamic Oil & Gas Services Portfolio	491,800	5,075,376
PowerShares Global Nuclear Energy Portfolio	237,500	3,203,875
PowerShares Water Resources Portfolio	349,000	4,163,570
SPDR Barclays Capital Aggregate Bond ETF	166,000	9,076,880
SPDR Gold Trust (a)	47,500	4,288,300
Vanguard Information Technology Index ETF	196,500	6,922,695
Vanguard Pacific ETF	68,000	2,557,480
Total Exchange-Traded Funds
(Identified cost $116,612,732)		92,562,561

Closed-End Management Investment Companies—6.6%
Eaton Vance Limited Duration Income Fund	237,520	2,496,336
MFS Intermediate Income Trust	160,000	1,006,400
MFS Multimarket Income Trust	746,500	3,822,080
Total Closed-End Management
Investment Companies
(Identified cost $8,307,471)		7,324,816

Short-Term Investment—2.8%
SSGA U.S. Treasury Money Market Fund, 0.00%
(Identified cost $3,087,059) (b)	3,087,059	3,087,059
Total Investments—93.1%
(Identified cost $128,007,262) (c)		$102,974,436
Cash and Other Assets in Excess of Liabilities—6.9%		7,688,374

Net Assets—100.0%		$110,662,810

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)
Written Options open at March 31, 2009:

	Number
Description	of Contracts	Strike Price	Expiration Date	Value

Call- iShares MSCI Brazil Index Fund	470	$45.00	06/20/09	$68,150
Call- Market Vectors Agribusiness ETF	690	30.00	05/16/09	72,450
Call- Market Vectors Steel Index Fund	350	30.00	06/20/09	88,900
Put- Market Vectors Agribusiness ETF	690	24.00	05/16/09	41,400
Put- Market Vectors Steel Index Fund	350	20.00	06/20/09	31,500
Put- SPDR KBW Regional Banking ETF	793	17.50	06/20/09	134,810
Total Written Options				$437,210

(a)	Non-income producing security.

(b)	Rate shown reflects 7 day yield as of March 31, 2009.

(c)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized depreciation are as follows:

		Aggregate Gross	Aggregate Gross
	Aggregate	Unrealized	Unrealized	Net Unrealized
Portfolio	Cost	Appreciation	Depreciation	Depreciation
U.S. Equity Value	$8,212,846	$57,664	$2,390,121	$(2,332,457)
U.S. Strategic Equity	69,941,751	566,841	14,425,693	(13,858,852)
U.S. Mid Cap Equity	188,526,273	3,688,339	47,821,116	(44,132,777)
U.S. Small-Mid Cap Equity	44,009,958	1,883,874	8,945,980	(7,062,106)
International Equity	162,509,453	1,569,615	52,981,672	(51,412,057)
International Equity Select	10,608,683	64,102	3,117,762	(3,053,660)
International Strategic Equity	297,870,737	3,601,291	88,308,448	(84,707,157)
International Small Cap Equity	101,624,683	553,308	39,585,734	(39,032,426)
Emerging Markets Equity	6,914,998,130	39,357,856	2,322,260,877	(2,282,903,021)
Developing Markets Equity	7,773,968	234,107	1,722,212	(1,488,105)
U.S. High Yield	66,476,069	536,071	12,464,060	(11,927,989)
Capital Allocator Opportunistic Strategies	128,007,262	1,221,506	26,254,332	(25,032,826)

(d)	Date shown is the expiration date.

(e)	Received from in-kind subscriptions; security valued at zero.

(f)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2009, these securities amounted to 0.1% and 5.9% of net assets of Lazard Developing Markets Equity Portfolio and Lazard U.S. High Yield Portfolio, respectively, and are considered to be liquid.

(g)	Issue in default.

(h)	Bankrupt issuer; security valued at zero; principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

		Lazard	Lazard	Lazard	Lazard	Lazard
	Lazard	International	International	International	Emerging	Developing
	International	Equity	Strategic	Small Cap	Markets	Markets
	Equity	Select	Equity	Equity	Equity	Equity
Industry	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Agriculture	–%	–%	–%	–%	1.9%	2.1%
Alcohol & Tobacco	6.5	10.2	8.5	–	4.3	0.7
Automotive	1.8	–	1.6	–	2.5	–
Banking	6.9	4.0	4.3	3.1	14.1	23.8
Building Materials	–	–	–	–	1.5	–
Cable Television	–	–	1.2	–	–	2.1
Chemicals	–	–	–	5.2	–	1.4
Commercial Services	2.8	–	2.8	13.4	0.7	–
Computer Software	–	–	–	–	0.8	–
Construction & Engineering	1.1	–	1.9	1.9	2.8	4.8
Consumer Products	1.0	1.9	2.2	3.5	4.9	–
Drugs	11.6	17.3	8.7	2.5	–	–
Electric	3.0	2.0	5.3	–	1.6	–
Energy	–	–	–	1.5	–	–
Energy Exploration & Production	1.1	–	3.3	–	4.2	8.2
Energy Integrated	10.2	10.5	4.3	1.0	6.0	8.0
Energy Services	–	–	–	3.9	1.6	1.8
Financial Services	1.1	1.1	5.0	3.2	5.8	–
Food & Beverages	5.0	5.7	5.2	2.5	1.7	–
Forest & Paper Products	–	–	–	1.0	1.6	1.0
Gas Utilities	2.1	2.8	2.6	–	–	1.6
Health Services	–	–	–	3.7	–	–
Housing	3.3	–	2.0	2.8	0.8	–
Insurance	6.2	12.0	7.5	3.3	–	–
Leisure & Entertainment	1.3	–	5.9	0.7	1.1	–
Manufacturing	3.8	3.4	4.9	19.7	3.2	4.3
Medical Products	0.9	–	–	7.7	–	1.9
Metals & Mining	0.8	1.7	–	–	3.7	5.2
Real Estate	0.8	–	2.8	–	0.2	5.5
Retail	3.6	2.2	2.1	5.6	1.8	8.5
Semiconductors & Components	3.6	6.1	2.2	1.4	4.0	3.1
Technology	–	–	1.3	4.5	–	0.7
Technology Hardware	4.2	4.9	2.4	2.0	2.6	1.7
Telecommunications	11.4	13.8	9.7	–	16.8	7.7
Transportation	1.7	–	–	2.9	2.4	1.4
Subtotal	95.8	99.6	97.7	97.0	92.6	95.5
Short-Term Investments	3.9	1.3	0.3	2.2	6.0	2.6
Total Investments	99.7%	100.9%	98.0%	99.2%	98.6%	98.1%

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Lazard Funds, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m. Eastern time).

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. SFAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2009:

	Investments in Securities
	U.S		U.S.		U.S.
	Equity Value		Strategic Equity		Mid Cap Equity
Level	Portfolio		Portfolio		Portfolio
Level 1	$5,696,539		$54,114,881		$139,991,077
Level 2	183,850		1,968,018		4,402,419
Level 3	-		-		-
Total	$5,880,389		$56,082,899		$144,393,496

	Investments in Securities
	U.S. Small-Mid		International		International
	Cap Equity		Equity		Equity Select
Level	Portfolio*		Portfolio		Portfolio
Level 1	$35,954,937		$5,713,942		$5,283,879
Level 2	992,915		105,383,454	**	2,271,144	**
Level 3	-		-		-
Total	$36,947,852		$111,097,396		$7,555,023

	Investments in Securities
	International		International		Emerging
	Strategic Equity		Small Cap Equity		Markets Equity
Level	Portfolio		Portfolio+		Portfolio
Level 1	$22,251,208		$-		$998,886,923
Level 2	190,912,372	**	62,592,257	**	3,633,208,186	**
Level 3	-		-		-
Total	$213,163,580		$62,592,257		$4,632,095,109

				Capital Allocator
				Opportunistic Strategies
	Investments in Securities			Portfolio
	Developing		U.S.		Other
	Markets Equity		High Yield	Investments	Financial
Level	Portfolio		Portfolio	in Securities	Instruments++
Level 1	$3,319,254		$-	$99,887,377	$(437,210)
Level 2	2,966,609	**	54,547,530	3,087,059	-
Level 3	-		550	-	-
Total	$6,285,863		$54,548,080	$102,974,436	$(437,210)

*There was one security characterized as level 3 which was valued at zero from January 1, 2009 to March 31, 2009.

**Includes certain foreign securities whose fair value was determined, on March 31, 2009, with the assistance of a pricing service, in accordance with procedures approved by the Board of Directors.

+There was one security characterized as level 3 which was valued at zero from January 27, 2009 to March 31, 2009.

++Other financial instruments are derivative instruments such as written options contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
	International
	Small Cap	U.S.
	Equity	High Yield
	Portfolio	Portfolio
Balance as of 12/31/08	$288,667	$550
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized
appreciation/depreciation	(288,667)	-
Net purchases (sales)	-	-
Net transfers in and/or out of
Level 3	-	-
Balance as of 3/31/09	$-	$550
Net change in unrealized
appreciation/depreciation
from investments still held as
of 3/31/09	$(288,667)	$-

Accounting Pronouncement:

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"), which is effective for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. SFAS 161 is intended to improve financial reporting for derivative instruments and hedging activities by requiring enhanced disclosure that enables investors to better understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position. Management has evaluated the application of SFAS 161 to the Fund and has determined that there is no material impact resulting from the adoption of SFAS 161 on the Fund’s financial statements and related disclosures.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date: May 29, 2009

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: May 29, 2009